GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

8.                                      GOODWILL

The Group had one reporting unit as of December 31, 2010 and 2011.  Changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 are as follows:

	As of December 31,
	2010	2011

Balance at the beginning of the year	$10,192	$18,631
Goodwill acquired in business acquisitions	7,610	18,112
Foreign currency translation adjustments	829	605
Balance at the end of the year	$18,631	$37,348

No goodwill impairment loss was recognized in the years ended December 31, 2009, 2010 and 2011.